Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 28, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.
Post-Effective Amendment No. 143
Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 143 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of (i) a change in control of the Perimeter Small Cap Growth Fund’s investment adviser, Perimeter Capital Management and (ii) as approved by the shareholders of the S1 Fund by unanimous written consent, a modification to the S1 Fund’s fundamental investment limitation on the purchase and sale of commodities.  The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Company.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,
/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure